Financial instruments - additional disclosures (Details 10) $ in Millions, € in Billions, ¥ in Billions	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2025 EUR (€)	Dec. 31, 2025 JPY (¥)	Dec. 31, 2024 EUR (€)
Disclosure of fair value measurement [line items]
Transfers out of Level 3 of fair value hierarchy, assets	$ (3)	$ (19)
Description of reasons for transfers out of Level 3 of fair value hierarchy, assets	During 2025, there was one transfer of equity securities from Level 3 to Level 1 for USD 3 million (2024: USD 19 million), due to the Initial Public Offering of the invested company.
Amount of change in income statement when most significant parameters for level 3 change by 10% positively	$ 111
Amount of change in income statement when most significant parameters for level 3 change by 10% negatively	107
Carrying amount of long-term financial debt designated as hedge instruments	$ 3,900	1,900		€ 3.3		€ 1.8
Maximum margin percentage impact of commodity price change	10.00%
Maximum holding in unrelated company	5.00%
Unrealized income was recognized in other comprehensive income and accumulated in currency translation effects in relation with this net investment hedge	$ (232)	(91)
Borrowings credit facility committed	6,000
Net gain recorded on equity securities and fund investments at fair value through the consolidated income statement	149
Net loss recorded on equity securities and fund investments at fair value through the consolidated income statement	101
Fair value of fund investments and equity securities	1,000	1,100
Net investment hedge recognized in the consolidated income statement	0	0	$ 8
US commercial paper programs [member]
Disclosure of fair value measurement [line items]
Borrowings commercial paper maximum borrowing amount	9,000
Borrowings commercial paper amount outstanding	$ 3,400	$ 3,500
Weighted average interest rate	3.70%	4.50%
JP commercial paper programs [member]
Disclosure of fair value measurement [line items]
Borrowings commercial paper maximum borrowing amount	$ 1,000				¥ 150
Borrowings commercial paper amount outstanding	$ 600	$ 600
Weighted average interest rate	0.80%	0.50%
Largest financial institution [member]
Counterparty risk [abstract]
Percentage of entity's cash and cash equivalents held with financial institution	13.30%	9.60%
Second largest financial institution [member]
Counterparty risk [abstract]
Percentage of entity's cash and cash equivalents held with financial institution	11.10%	7.90%
Third largest financial institution [member]
Counterparty risk [abstract]
Percentage of entity's cash and cash equivalents held with financial institution	8.70%	7.70%